Related party transactions (Tables)	9 Months Ended
Sep. 30, 2026
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three and nine months ended September 30, 2026 and 2025 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Salaries and benefits	1,038	1,165	2,996	3,603
Share-based compensation	1,150	962	3,518	2,049
	2,188	2,127	6,514	5,652